Debt - Summary of Debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 6,948
Long-term Debt		6,838	$ 6,964
Long-term Debt, Current Maturities		(89)	(187)
Long Term Debt Non Current Face Value		6,859
Long-term Debt, Excluding Current Maturities		6,749	6,777
Long-term Debt, Fair Value		7,190
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		(21)	(70)
Long-term Debt, Excluding Current Maturities		2,254	2,267
Caesars Entertainment Resort Properties [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		4,618
Long-term Debt		4,563	4,627
Long-term Debt, Current Maturities		(68)	(117)
Long Term Debt Non Current Face Value		4,550
Long-term Debt, Excluding Current Maturities		4,495	4,510
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[1]	2,425
Long-term Debt	[1]	$ 2,387	2,403
Debt Instrument, Interest Rate, Stated Percentage	[1],[2]	7.00%
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[3]	$ 1,000
Long-term Debt	[3]	$ 993	992
Debt Instrument, Interest Rate, Stated Percentage	[2],[3]	8.00%
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Second Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[3]	$ 1,150
Long-term Debt	[3]	$ 1,140	1,138
Debt Instrument, Interest Rate, Stated Percentage	[2],[3]	11.00%
Caesars Entertainment Resort Properties [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		6.00%
Long-term Debt, Gross	[4]	$ 40
Long-term Debt		$ 40 [4]	80	[5]
Debt Instrument, Description of Variable Rate Basis	[4]	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.
Caesars Entertainment Resort Properties [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 3
Long-term Debt		3	14
Caesars Growth Partners, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		2,330
Long-term Debt		2,275	2,337
Long-term Debt, Current Maturities		(21)	(70)
Long Term Debt Non Current Face Value		2,309
Long-term Debt, Excluding Current Maturities		2,254	2,267
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Term Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[6]	1,146
Long-term Debt	[6]	$ 1,119	1,126
Debt Instrument, Interest Rate, Stated Percentage	[6],[7]	6.25%
Debt Instrument, Description of Variable Rate Basis	[6]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Revolving Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		5.00%
Long-term Debt, Gross	[5]	$ 0
Long-term Debt	[5]	0	45
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | CGPH Notes [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[8]	675
Long-term Debt	[8]	$ 662	660
Debt Instrument, Interest Rate, Stated Percentage	[7],[8]	9.38%
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Horseshoe Baltimore Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 297
Long-term Debt		$ 287	$ 288
Debt Instrument, Interest Rate, Stated Percentage	[7]		8.25%
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Horseshoe Baltimore FF&E Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 22
Long-term Debt		$ 22	$ 27
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2015.
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 171
Long-term Debt		$ 167	169
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2015.
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Other Debt Obligations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 5
Long-term Debt		$ 4	4
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Horseshoe Baltimore Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		7.00%
Long-term Debt, Gross	[9]	$ 0
Long-term Debt	[9]	$ 0	0
Debt Instrument, Description of Variable Rate Basis	[9]	Variable interest rate calculated as LIBOR plus 7.00%.
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Horseshoe Baltimore FF&E Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	[7]	8.75%
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	[7]	11.00%
Caesars Growth Partners, LLC [Member] | Unsecured Debt [Member] | Special Improvement District Bonds [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 14
Long-term Debt		$ 14	14
Debt Instrument, Interest Rate, Stated Percentage		5.30%
Caesars Growth Partners, LLC [Member] | Capital Lease Obligations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0
Long-term Debt		$ 0	$ 4

[1]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.
[2]	Interest rate is fixed, except where noted.
[3]	Interest rate is fixed, except where noted.
[4]	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.
[5]	Variable interest rate calculated as LIBOR plus 7.00%.
[6]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
[7]	Variable interest rate calculated as LIBOR plus 5.00%.
[8]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.
[9]	This represents an equipment financing term loan facility.